Consolidated Balance Sheet - CAD ($) $ in Millions	Jul. 31, 2021	Apr. 30, 2021	Oct. 31, 2020
Assets
Cash and Cash Equivalents	$ 83,825	$ 98,593	$ 57,408
Interest Bearing Deposits with Banks	8,793	8,955	9,035
Securities (Note 2)
Trading	102,169	90,566	97,834
Fair value through profit or loss	14,239	13,331	13,568
Fair value through other comprehensive income	64,553	61,172	73,407
Debt securities at amortized cost	48,727	46,744	48,466
Investments in associates and joint ventures	1,088	1,054	985
Securities, net	230,776	212,867	234,260
Securities Borrowed or Purchased Under Resale Agreements	104,738	98,327	111,878
Loans
Residential mortgages	134,374	130,529	127,024
Consumer instalment and other personal	75,092	71,918	70,148
Credit cards	7,866	7,488	7,889
Business and government	241,108	237,702	245,662
Loans gross of allowance for loan losses	458,440	447,637	450,723
Allowance for credit losses (Note 3)	(2,824)	(3,028)	(3,303)
Loans,net	455,616	444,609	447,420
Other Assets
Derivative instruments	36,331	37,998	36,815
Customers' liability under acceptances	14,263	11,952	13,493
Premises and equipment	4,266	4,298	4,183
Goodwill	5,450	5,375	6,535
Intangible assets	2,298	2,323	2,442
Current tax assets	1,145	1,141	1,260
Deferred tax assets	1,209	1,294	1,473
Other	22,648	22,107	23,059
Other assets	87,610	86,488	89,260
Total Assets	971,358	949,839	949,261
Liabilities and Equity
Deposits (Note 4)	680,553	657,201	659,034
Other Liabilities
Derivative instruments	29,167	33,218	30,375
Acceptances	14,263	11,952	13,493
Securities sold but not yet purchased	28,497	32,540	29,376
Securities lent or sold under repurchase agreements	92,990	87,703	88,658
Securitization and structured entities' liabilities	23,927	25,657	26,889
Current tax liabilities	154	193	126
Deferred tax liabilities	188	163	108
Other	36,950	38,554	36,193
Other liabilities	226,136	229,980	225,218
Subordinated debt	6,973	7,144	8,416
Equity
Contributed surplus	310	313	302
Retained earnings	34,089	32,561	30,745
Accumulated other comprehensive income	3,840	3,256	5,518
Total Equity	57,696	55,514	56,593
Total Liabilities and Equity	971,358	949,839	949,261
Preferred shares and other equity instruments [member]
Equity
Issued capital	5,848	5,848	6,598
Total Equity	5,848	5,848	6,598
Common shares [member]
Equity
Issued capital	13,609	13,536	13,430
Total Equity	$ 13,609	$ 13,536	$ 13,430